Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LumiraDx Colombia Holdings Limited [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of share capital	19.00%	35.00%
Percentage of additional shares acquired	16.00%
Total consideration	$ 1,968
LumiraDx Healthcare LTDA [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of share capital	15.00%	15.00%
LumiraDx SAS [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Percentage of equity share hold	100.00%